N-2	Apr. 01, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001954360
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Crescent Private Credit Income Corp.
Class I Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	6,991,872.81